As filed with the Securities and Exchange Commission on September 5, 2012

File No. 333-146680

File No. 811-22132

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF l933  ☒

Pre-Effective Amendment No.               ☐

Post-Effective Amendment No. 51        ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF l940  ☒

Amendment No. 53                            ☒

(Check appropriate box or boxes)

ABERDEEN FUNDS

(Exact Name of Registrant as Specified in Charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 866-667-9231

Lucia Sitar, Esq.
c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor
Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copy to:
Rose F. DiMartino, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post effective amendment.

This post-effective amendment only relates to all of the share classes of the Aberdeen Emerging Markets Debt Fund, and has been resubmitted for the sole purpose of correcting the eXtensible Business Reporting Language (XBRL) filing type of the original 485BPOS filing that was completed on September 5, 2012 pursuant to Rule 485BPOS [SEC Accession No. 0001104659-12-061559]. This post-effective amendment contains no changes to the original filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 51 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania on the 5th day of September, 2012.

Aberdeen Funds
Registrant

By:	/s/ Gary Marshall(1)
Gary Marshall
President of Aberdeen Funds

Pursuant to the requirements of the Securities Act, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Gary Marshall(1)	President and Chief Executive Officer	September 5, 2012
Gary Marshall

/s/ Andrea Melia(1)	Treasurer, Chief Financial Officer	September 5, 2012
Andrea Melia	And Principal Accounting Officer

/s/ P. Gerald Malone(1)	Chairman of the Board	September 5, 2012
P. Gerald Malone

/s/ Richard H. McCoy(1)	Trustee	September 5, 2012
Richard H. McCoy

/s/ Peter D. Sacks(1)	Trustee	September 5, 2012
Peter D. Sacks

/s/ John T. Sheehy(1)	Trustee	September 5, 2012
John T. Sheehy

/s/ Warren C. Smith(1)	Trustee	September 5, 2012
Warren C. Smith

/s/ Jack Solan(1)	Trustee	September 5, 2012
Jack Solan

(1)                                  Pursuant to a power of attorney incorporated herein by reference.

	Name	Title	Date

	/s/ Neville Miles(1)	Trustee	September 5, 2012
Neville Miles

	/s/ Martin Gilbert(1)	Trustee	September 5, 2012
Martin Gilbert

By:	/s/ Lucia Sitar
Lucia Sitar
Attorney In Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase